Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Share capital USD ($) shares	Share capital Opening balance after adjustment, cumulative effect at date of initial application USD ($) shares	Contributed surplus USD ($)	Contributed surplus Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Accumulated deficit USD ($)	Accumulated deficit Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Foreign currency reserve USD ($)	Foreign currency reserve Opening balance after adjustment, cumulative effect at date of initial application USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)
Beginning balance (in shares) at Dec. 31, 2020 | shares			282,078,177
Beginning balance at Dec. 31, 2020	$ 900,887		$ 1,884,735		$ 290,761		$ (1,275,516)		$ 907
Changes in Stock Holders Equity [Roll Forward]
Net loss	(114,233)						(114,233)
Deferred share consideration related to acquisition (notes 7 & 21)	4,851				4,851
Equity offerings (in shares) | shares			14,870,000
Equity offerings (note 21)	$ 527,291		$ 527,291
Redeemed/exercised (in shares) | shares	549,281		549,281									46,388		156,449	156,449
Redeemed/exercised	$ 2,415		$ 3,526		(1,111)						$ (1,290)	$ 127	$ (1,417)	$ (4,357)	$ 577	$ (4,934)
Share-based compensation (note 21)	9,669				9,669						1,290			$ 4,357
Other comprehensive income (loss):
Defined benefit plan actuarial gain (note 20)	2,170						2,170
Foreign currency translation for foreign operations	814								814
Ending balance (in shares) at Dec. 31, 2021 | shares				297,700,295
Ending balance at Dec. 31, 2021	1,328,217	$ 1,328,217		$ 2,416,256		$ 297,819		$ (1,387,579)		$ 1,721
Other comprehensive income (loss):
Onerous contracts provision (notes 4 & 18)	(1,200)						(1,200)
Net loss	(173,494)						(173,494)
Deferred share consideration related to acquisition (notes 7 & 21)	$ (20)		$ 1,762		(1,782)
Deferred share consideration related to acquisition (in shares) | shares			112,451
Equity offerings (in shares) | shares	112,451
Redeemed/exercised (in shares) | shares	304,635		304,635									58,990		217,832	217,832
Redeemed/exercised	$ 916		$ 1,349		(433)						(753)	$ 244	$ (997)	$ (2,466)	$ 785	$ (3,251)
Share-based compensation (note 21)	9,408				9,408						$ 753			$ 2,466
Defined benefit plan actuarial gain (note 20)	1,514						1,514
Foreign currency translation for foreign operations	(3,211)								(3,211)
Ending balance (in shares) at Dec. 31, 2022 | shares			298,394,203
Ending balance at Dec. 31, 2022	1,158,911		$ 2,420,396		$ 300,764		$ (1,560,759)		$ (1,490)
Other comprehensive income (loss):
Onerous contracts provision (notes 4 & 18)	$ (4,400)